RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 405,956	$ 58,858	¥ 591,342
Amounts due to related parties	425,685		584,078
Ziroom
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	345,212		349,375
Amounts due to related parties	33,530		30,872
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	6,806		7,471
Amounts due to related parties	6,983		8,569
Vanlian
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	0		209,087
Amounts due to related parties	0		143,804
IFM
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	7,400		7,799
Amounts due to related parties	27,091		22,893
Shengdu
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	0		6,431
Amounts due to related parties	0		1,498
Brokerage firms
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	19,551		10,485
Amounts due to related parties	315,977		339,911
Tencent
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	2,258		175
Amounts due to related parties	34,723		35,269
Others.
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	24,729		519
Amounts due to related parties	¥ 7,381		¥ 1,262